NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenues	$ 1,430	$ 1,619	$ 1,561
Non-controlling interests	320	373	379
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	1,430	1,619	1,561
Non-controlling interests	320	373	379
Other Comprehensive Income (loss)	(357)	(12)	(450)
Net Income	162	235	238
Other Comprehensive Income (loss)	15	245	(104)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	488	478	449
Non-controlling interests	11	24	22
Other Comprehensive Income (loss)	42	71	19
Net Income	46	103	99
Other Comprehensive Income (loss)	167	278	86
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	942	1,141	1,112
Non-controlling interests	309	349	357
Other Comprehensive Income (loss)	(399)	(83)	(469)
Net Income	116	132	139
Other Comprehensive Income (loss)	$ (152)	$ (33)	$ (190)